OPERATING EXPENSES - Future minimum lease payments (Details) - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OPERATING EXPENSES
Future Minimum lease payments	$ 25,407	$ 18,872	$ 6,499
Less than 1 year
OPERATING EXPENSES
Future Minimum lease payments	7,706	4,688	5,399
1-5 years
OPERATING EXPENSES
Future Minimum lease payments	11,471	10,246	1,100
More than 5 years
OPERATING EXPENSES
Future Minimum lease payments	$ 6,230	$ 3,938	$ 0